Note 6 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2016
Other Receivables [Abstract]
Other Receivables [Table Text Block]
	January 31, 2016	January 31, 2015
Net working capital adjustments receivable from acquisitions	193	372
Other receivables	2,938	2,885
	3,131	3,257